INVESTMENTS - Additional Information (Details) S/ in Thousands	12 Months Ended
	Dec. 31, 2019 PEN (S/) item	Dec. 31, 2018 PEN (S/) item	Dec. 31, 2017 PEN (S/)	Jul. 30, 2019 USD ($)	Jan. 01, 2018 PEN (S/)
Disclosure of Investments [Line Items]
Losses on disposals of investments	S/ 1,500	S/ 8,200
Credit derivative, nominal amount	69,720,506	56,935,229
Financial assets available-for-sale	25,370,413	24,331,543
Dividends received	3,610,700	3,689,400
Gains on disposals of investments	546,814	242,829	S/ 760,772
Financial assets at amortised cost	1,907,738	1,292,203
Investments in equity instruments designated at fair value through other comprehensive income	48,800				S/ 653,539
Unrealized Gain Loss on Listed Securities	700	S/ 1,900
Increase (decrease) through transfers, exposure to credit risk on loan commitments and financial guarantee contracts	S/ 13,000
Financial Assets Maturity Date Description	January 2020 and April 2026	January 2019 and April 2026
Repurchase Agreement [Member]
Disclosure of Investments [Line Items]
Investments in equity instruments designated at fair value through other comprehensive income	S/ 1,588,700	S/ 2,138,900
Cash flow hedges
Disclosure of Investments [Line Items]
Financial assets available-for-sale	43,800
Cross currency swap contract four [Member] | Cash flow hedges
Disclosure of Investments [Line Items]
Credit derivative, nominal amount	S/ 107,400	S/ 136,100
Certificates of payment on work progress [Member] | Bottom of range [member]
Disclosure of Investments [Line Items]
Annual effective interest rate of held to maturity investments	3.74%	4.72%
Certificates of payment on work progress [Member] | Top of range [member]
Disclosure of Investments [Line Items]
Annual effective interest rate of held to maturity investments	4.67%	6.02%
Financial assets at amortised cost, class [member]
Disclosure of Investments [Line Items]
Notional amount | $				$ 2,117,500.000
Financial assets at amortised cost | $				73,030,400
Financial assets, at fair value	S/ 1,569,300	S/ 2,953,300		75,147,900
Credit exposure | $				$ 82,400.000
The Soles [Member] | Bottom of range [member]
Disclosure of Investments [Line Items]
Annual effective interest rate of held to maturity investments	2.14%	3.15%
The Soles [Member] | Top of range [member]
Disclosure of Investments [Line Items]
Annual effective interest rate of held to maturity investments	5.28%	6.24%
US Dollars [Member] | Bottom of range [member]
Disclosure of Investments [Line Items]
Annual effective interest rate of held to maturity investments	0.45%	1.22%
US Dollars [Member] | Top of range [member]
Disclosure of Investments [Line Items]
Annual effective interest rate of held to maturity investments	2.53%	5.56%
US Dollars [Member] | Participation in RAL Fund [Member]
Disclosure of Investments [Line Items]
Financial assets available-for-sale	S/ 133,500	S/ 270,700
Bolivianos [Member] | Participation in RAL Fund [Member]
Disclosure of Investments [Line Items]
Financial assets available-for-sale	S/ 166,900	S/ 174,300
Certificates of deposit BCRP [Member]
Disclosure of Investments [Line Items]
Number of instruments or interests issued or issuable | item	87,530	99,587
Financial assets available-for-sale	S/ 8,665,272	S/ 9,829,584
Government Treasury Bonds [Member]
Disclosure of Investments [Line Items]
Financial assets available-for-sale	6,698,076	5,190,748
Government Treasury Bonds [Member] | Interest rate swap contract six [Member] | Cash flow hedges
Disclosure of Investments [Line Items]
Credit derivative, nominal amount		77,800
Derivatives held as hedges [Member]
Disclosure of Investments [Line Items]
Credit derivative, nominal amount	6,270,638	6,939,413
Derivatives held as hedges [Member] | Cross currency swap contract four [Member] | Cash flow hedges
Disclosure of Investments [Line Items]
Credit derivative, nominal amount	0	77,822
Derivatives held as hedges [Member] | Cross currency swap contract five [Member] | Cash flow hedges
Disclosure of Investments [Line Items]
Credit derivative, nominal amount	331,400	337,300
Derivatives held as hedges [Member] | Cross currency swap contract five [Member] | Fair value hedges [member]
Disclosure of Investments [Line Items]
Credit derivative, nominal amount	618,800	923,900
Derivatives held as hedges [Member] | Interest rate swap contract six [Member] | Cash flow hedges
Disclosure of Investments [Line Items]
Credit derivative, nominal amount	S/ 331,400	S/ 0